Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
Barclays Capital Inc.
(together, the “Specified Parties”)
Re:	BMW Vehicle Owner Trust 2026-A – Data File and XML Data File Procedures
We have performed the procedures described below on the:
(i)
specified attributes in an electronic data file entitled “2026-A Selected $2.5B pool Loans to KPMG (58,158) with VIN 06.24.26.xlsx” provided by the Company on June 24, 2026, containing information on 58,158 automobile retail installment sale contracts (the “Receivables”) as of May 31, 2026 (the “Data File”) and

(ii)
specified attributes in an electronic data file entitled “2026-A ALD Tape for 100 KPMG Samples 5.31.26 (Revised).xlsx” provided by the Company on June 24, 2026, containing information on the Selected Receivables (defined below) as of May 31, 2026 (the “XML Data File”), which we were informed are intended to be included as collateral in the offering by BMW Vehicle Owner Trust 2026-A. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File and XML Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a User of this report and may not meet the needs of all User of this report and, as such, User are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.
•	The term “Cutoff Date” means May 31, 2026.

KPMG LLP, a Delaware limited liability partnership , and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, Title Request Form, or Transfer Letter.
•
The term "Vehicle Mapping" means email correspondence provided by the Company on January 17, 2025, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Motor Vehicle Installment Sale Contract.

•	The term "Company's Customer Express System" means the Company's system that contains account information such as: address, lease/loan information, and payment information and history.
•	The term "Company's Funding System" means the Company's system containing financing agreements and contracts.
•	The term "Company's Credit Flow System" means the Company's system containing customer information, credit decisions, and underwriting credit applications.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.
•	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.
•
The term “Source Documents” means the following information provided by the Company for each Selected Receivable (defined below):  Motor Vehicle Installment Sale Contract, Modification Letter,  Title Document, Credit Application, Vehicle Mapping, information obtained from the Company’s Customer Express System, Company’s Funding System, and Company’s Credit Flow System.

•	The term “Provided Information” means the Cutoff Date, Data File Instructions, XML Data File Instructions, and Source Documents.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
I.	Data File Procedures
A.
We randomly selected a sample of 100 Receivables from the Data File (the “Selected Receivables”) using a random sampling tool.  A listing of the Selected Receivables is attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and Data File Instructions
Original Amount Financed (FinanceAmt)	Motor Vehicle Installment Sale Contract
2

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
Current Principal Balance (RemainingBalanceAmt)	Company’s Customer Express System and Data File Instructions
New/Used Classification (NewUsedCode)	Motor Vehicle Installment Sale Contract, Company’s Funding System, and Data File Instructions
Interest Rate (APR)	Motor Vehicle Installment Sale Contract, Modification Letter
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System
Vehicle Identification Number (VIN)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions
We found such information to be in agreement without exception.
C.	For each Selected Receivable, we observed the presence of the following in the Source Documents:
•
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Installment Sale Contract. We make no representation regarding the authenticity of the signatures.
We found such information to be present.
3

XML Data File Procedures
For each Selected Receivable, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.
Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Receivable Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Installment Sale Contract
Original Receivable Amount (FinanceAmt)	Motor Vehicle Installment Sale Contract
Original Term to Maturity (OriginalTerm)	Motor Vehicle Installment Sale Contract
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and XML Data File Instructions
Subvented - Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Installment Sale Contract, Vehicle Mapping
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Vehicle Type (VehicleTypeCode)	Motor Vehicle Installment Sale Contract, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Company’s Funding System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System, and XML Data File Instructions
We found such information to be in agreement without exception.
4

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, XML Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
August 3, 2026

5

Exhibit A – The Selected Receivables

Selected Receivable Number	Receivable Number[1]	Selected Receivable Number	Receivable Number[1]	Selected Receivable Number	Receivable Number[1]
1	2026A55646	35	2026A78391	69	2026A96447
2	2026A14177	36	2026A78959	70	2026A99310
3	2026A80998	37	2026A79551	71	2026A00020
4	2026A41634	38	2026A81041	72	2026A00532
5	2026A59795	39	2026A91945	73	2026A06469
6	2026A90174	40	2026A92010	74	2026A07944
7	2026A95148	41	2026A99861	75	2026A27563
8	2026A58866	42	2026A02677	76	2026A30129
9	2026A32388	43	2026A14441	77	2026A35126
10	2026A42967	44	2026A74679	78	2026A35265
11	2026A01053	45	2026A87975	79	2026A37024
12	2026A10037	46	2026A10523	80	2026A38097
13	2026A25870	47	2026A24834	81	2026A38312
14	2026A73087	48	2026A29863	82	2026A44771
15	2026A80920	49	2026A51034	83	2026A48608
16	2026A02908	50	2026A67216	84	2026A55844
17	2026A03208	51	2026A68724	85	2026A62187
18	2026A71359	52	2026A68930	86	2026A65619
19	2026A58695	53	2026A90430	87	2026A65952
20	2026A29901	54	2026A96234	88	2026A84044
21	2026A84479	55	2026A97679	89	2026A89427
22	2026A89120	56	2026A06017	90	2026A89591
23	2026A36701	57	2026A19508	91	2026A89676
24	2026A42466	58	2026A36675	92	2026A99193
25	2026A83324	59	2026A48664	93	2026A07115
26	2026A00530	60	2026A59344	94	2026A31158
27	2026A61124	61	2026A59630	95	2026A42440
28	2026A88099	62	2026A77499	96	2026A42572
29	2026A89876	63	2026A87481	97	2026A48679
30	2026A98835	64	2026A88642	98	2026A62181
31	2026A25795	65	2026A90838	99	2026A87855
32	2026A29763	66	2026A91211	100	2026A90413
33	2026A31721	67	2026A93098
34	2026A65795	68	2026A94222
1 The Company has assigned a unique ten-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.
A-1

Exhibit B - Data File Instructions

Attribute	Data File Instructions
First Payment Date (FirstPaymentDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
Current Principal Balance (RemainingBalanceAmt)
Compare to the “Outstanding Bala” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System.

In the event the Current Principal Balance does not agree to the “Outstanding Balance” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System, recompute the Current Principal Balance as the difference of:

(i)         “Outstanding Balance” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System and

(ii)          “Amount” in the “Transaction Detail” tab from the Company’s Customer Express System.

New/Used Classification (NewUsedCode)
(i)               In the event that the vehicle was a service loaner car from the Motor Vehicle Installment Sale Contract, deem the New/Used Classification to be “New”.

(ii)              For Selected Receivables #37,#49, #52, #58, #59, and #78 we were instructed to use the Company’s Funding System as the primary Source Document.

Maturity Date (ContractEndDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)            the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)          the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)      If the payment received date from the Company’s Customer Express System was before the Cutoff Date and:

a.      the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; or

b.      the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

B-1

Attribute	Data File Instructions

(ii)         if the payment received date from the Company’s Customer Express System was after the Cutoff Date and:

a.      the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; or

b.      the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)          if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

Title Document
Observe the Title Document for each Selected Receivable listed the Company’s security interest in the motor vehicle as “BMW Bank of North America” and named as the owner of the vehicle on the observed Title Document.

In the event the Title Document does not list “BMW Bank of North America” as the security interest and owner of the motor vehicle, observe there was a Transfer Letter issued in the Company’s Customer Express System that indicates a transfer of ownership to “BMW Bank of North America.”

In the event there was no Title Document available, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the Registration Application.

B-2

Exhibit C - XML Data File Instructions

Attribute	XML Data File Instructions
Maturity Date (ContractEndDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
First Payment Date (FirstPaymentDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
Subvented - Yes/No (Subvented)
For the purposes of identifying if a Selected Receivable was subvented (listed as: 1 (Rate subvention only), 2 (Cash Rebate only), or 98 (Rate subvention and Cash Rebate) in the (Subvented) field in the XML Data File):

(i)          if the BMW Defined Rate in the Company’s Funding System is greater than the rate on the Motor Vehicle Installment Sale Contract, the receivable is considered “subvented,” or

(ii)          if the Motor Vehicle Installment Sale Contract or the Company’s Funding System indicates a cash rebate was used, the receivable is considered “subvented.”

Vehicle Type (VehicleTypeCode)
Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car, a Vehicle Type (VehicleTypeCode) of “2” to be a truck, a Vehicle Type (VehicleTypeCode) of “3” to be an SUV, and a Vehicle Type (VehicleTypeCode) of “4” to be a motorcycle.

FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)          the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)          the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business receivables for which an individual signed as the guarantor for the receivable to be “Yes” in the Consigner (CoSignerIndicator) field.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)          If the payment received date from the Company’s Customer Express System was before the Cutoff Date and:

a.       the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; or

C-1

Attribute	XML Data File Instructions

b.      the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(ii)          if the payment received date from the Company’s Customer Express System was after the Cutoff Date and:

a.    the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; or

b.    the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)          if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

C-2